Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 8,805,349
			$ 8,805,349
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 4,039,581
			$ 4,039,581
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 593,764
			$ 593,764
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	41,850,780	$ 6,116,064
			$ 6,116,064
Peru — 0.9%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,608,254
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	4,941,977
			$ 11,550,231
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,186,385
			$ 2,186,385
Total Foreign Corporate Bonds (identified cost $28,173,033)			$ 33,291,374

Loan Participation Notes — 2.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	159,404,590	$ 13,524,628
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	14,269,919
Total Loan Participation Notes (identified cost $28,431,636)			$ 27,794,547

Sovereign Government Bonds — 78.6%
Security	Principal Amount (000's omitted)		Value
Armenia — 2.1%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 513,276
9.25%, 4/29/28	AMD	3,148,100	7,486,668
9.60%, 10/29/33	AMD	6,155,594	14,511,648
9.75%, 10/29/50	AMD	719,503	1,670,986
9.75%, 10/29/52	AMD	781,610	1,808,713
			$ 25,991,291
Azerbaijan — 0.2%
Republic of Azerbaijan International Bonds, 4.75%, 3/18/24(1)	USD	3,142	$ 3,136,030
			$ 3,136,030
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,620,720
			$ 2,620,720
Benin — 0.6%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	4,158	$ 3,664,896
5.75%, 3/26/26(1)	EUR	316	336,778
6.875%, 1/19/52(1)	EUR	3,656	3,116,778
			$ 7,118,452
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 606,765
1.50%, 6/9/25	BAM	107	58,501
1.50%, 12/24/25	BAM	116	63,626
1.50%, 9/25/26	BAM	108	59,712
1.50%, 9/26/27	BAM	44	23,791
			$ 812,395
Brazil — 4.3%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/24	BRL	250,000	$ 49,534,489
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	4,532,981
			$ 54,067,470

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Chile — 0.5%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,661,692
			$ 5,661,692
Colombia — 0.1%
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	$ 904,636
			$ 904,636
Czech Republic — 3.0%
Czech Republic Government Bonds:
0.95%, 5/15/30(1)	CZK	140,000	$ 5,187,822
2.00%, 10/13/33	CZK	308,750	11,513,615
2.50%, 8/25/28(1)	CZK	509,740	21,168,610
			$ 37,870,047
Dominican Republic — 4.3%
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	$ 570,023
12.00%, 10/3/25(2)	DOP	221,270	3,828,507
13.00%, 12/5/25(2)	DOP	383,340	6,774,925
13.00%, 1/30/26(2)	DOP	105,090	1,861,678
Dominican Republic International Bonds:
8.00%, 1/15/27(1)	DOP	111,360	1,777,689
8.00%, 2/12/27(1)	DOP	568,540	9,063,176
11.25%, 9/15/35(2)	DOP	140,600	2,579,327
12.00%, 8/8/25(2)	DOP	616,460	10,653,519
12.75%, 9/23/29(2)	DOP	377,800	7,153,140
13.00%, 6/10/34(1)	DOP	35,400	703,556
13.625%, 2/3/33(2)	DOP	467,800	9,661,584
			$ 54,627,124
El Salvador — 0.2%
El Salvador Government International Bonds, 5.875%, 1/30/25(1)	USD	2,307	$ 2,197,417
			$ 2,197,417
Hungary — 2.0%
Hungary Government Bonds:
2.25%, 4/20/33	HUF	1,109,820	$ 2,333,564
3.00%, 4/25/41	HUF	4,910,850	9,316,997
3.25%, 10/22/31	HUF	2,085,200	4,951,638
4.00%, 4/28/51	HUF	524,540	1,021,763
4.50%, 5/27/32	HUF	310,850	793,663
Security	Principal Amount (000's omitted)		Value
Hungary (continued)
Hungary Government Bonds: (continued)
4.75%, 11/24/32	HUF	2,389,870	$ 6,202,052
			$ 24,619,677
India — 2.8%
India Government Bonds:
7.10%, 4/18/29	INR	2,259,990	$ 27,224,323
7.26%, 2/6/33	INR	693,050	8,409,862
			$ 35,634,185
Indonesia — 8.4%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	46,500,000	$ 2,907,812
6.50%, 2/15/31	IDR	490,135,000	30,812,035
7.00%, 2/15/33	IDR	235,674,000	15,364,959
7.125%, 6/15/38	IDR	37,641,000	2,467,620
7.125%, 6/15/42	IDR	60,101,000	3,890,569
7.125%, 6/15/43	IDR	162,709,000	10,608,565
7.375%, 5/15/48	IDR	16,622,000	1,112,505
7.50%, 5/15/38	IDR	232,589,000	15,686,492
7.50%, 4/15/40	IDR	45,427,000	3,059,385
8.25%, 6/15/32	IDR	11,609,000	810,386
8.25%, 5/15/36	IDR	242,576,000	17,314,054
8.375%, 4/15/39	IDR	22,764,000	1,651,299
9.50%, 5/15/41	IDR	5,702,000	454,747
			$106,140,428
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,901,568
			$ 1,901,568
Jordan — 0.3%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	USD	4,503	$ 4,338,145
			$ 4,338,145
Malaysia — 6.1%
Malaysia Government Bonds:
3.582%, 7/15/32	MYR	56,072	$ 11,626,470
3.733%, 6/15/28	MYR	7,900	1,679,042
3.757%, 5/22/40	MYR	17,415	3,541,223
3.828%, 7/5/34	MYR	143,700	30,307,172
4.065%, 6/15/50	MYR	35,800	7,422,548

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Malaysia (continued)
Malaysia Government Bonds: (continued)
4.254%, 5/31/35	MYR	27,750	$ 6,037,154
4.642%, 11/7/33	MYR	25,940	5,859,817
4.696%, 10/15/42	MYR	45,569	10,404,611
			$ 76,878,037
Mexico — 6.1%
Mexican Bonos:
7.50%, 6/3/27	MXN	148,017	$ 8,148,417
7.75%, 5/29/31	MXN	149,400	8,032,263
7.75%, 11/13/42(6)	MXN	415,250	20,747,904
8.00%, 7/31/53(6)	MXN	120,800	6,060,950
8.50%, 5/31/29	MXN	178,520	10,116,986
8.50%, 11/18/38	MXN	410,469	22,410,449
10.00%, 11/20/36	MXN	22,074	1,360,338
			$ 76,877,307
North Macedonia — 0.1%
North Macedonia Government International Bonds:
2.75%, 1/18/25(1)	EUR	913	$ 967,353
3.675%, 6/3/26(1)	EUR	600	631,825
			$ 1,599,178
Oman — 0.3%
Oman Government International Bonds, 4.875%, 2/1/25(1)	USD	3,173	$ 3,149,044
			$ 3,149,044
Panama — 0.0%(3)
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(2)	USD	395	$ 369,839
			$ 369,839
Paraguay — 0.2%
Paraguay Government International Bonds, 5.00%, 4/15/26(1)	USD	2,174	$ 2,168,815
			$ 2,168,815
Peru — 5.0%
Peru Government Bonds:
5.40%, 8/12/34	PEN	7,309	$ 1,749,071
5.94%, 2/12/29	PEN	135,044	36,211,303
6.15%, 8/12/32	PEN	15,223	3,940,465
6.35%, 8/12/28	PEN	8,808	2,414,565
6.85%, 2/12/42	PEN	14,084	3,737,282
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
6.90%, 8/12/37	PEN	8,763	$ 2,329,981
6.95%, 8/12/31	PEN	3,863	1,060,977
7.30%, 8/12/33(1)(2)	PEN	40,795	11,321,852
			$ 62,765,496
Romania — 4.6%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,576,364
3.25%, 6/24/26	RON	57,650	11,838,587
4.15%, 1/26/28	RON	64,045	13,004,133
4.25%, 4/28/36	RON	30,070	5,401,336
4.85%, 4/22/26	RON	32,030	6,806,091
5.80%, 7/26/27	RON	16,020	3,452,341
8.75%, 10/30/28	RON	6,025	1,442,924
Romania Government International Bonds, 2.75%, 2/26/26(1)	EUR	2,755	2,934,652
			$ 58,456,428
Serbia — 2.2%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,882,430	$ 15,689,810
7.00%, 10/26/31	RSD	1,263,030	12,405,487
			$ 28,095,297
Seychelles — 0.0%(3)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	393	$ 393,197
			$ 393,197
South Africa — 13.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	361,300	$ 17,812,683
8.25%, 3/31/32	ZAR	181,004	8,439,457
8.50%, 1/31/37	ZAR	369,200	15,414,509
8.75%, 1/31/44	ZAR	334,087	13,197,530
8.75%, 2/28/48	ZAR	69,430	2,726,766
9.00%, 1/31/40	ZAR	334,480	13,915,154
10.50%, 12/21/26	ZAR	1,832,062	102,379,241
			$173,885,340
Suriname — 1.0%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)(7)	USD	10,032	$ 8,590,442

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
9.00%, 12/31/50(2)(8)	USD	5,163	$ 3,485,025
			$ 12,075,467
Thailand — 4.6%
Thailand Government Bonds:
1.585%, 12/17/35	THB	378,694	$ 9,446,673
1.60%, 12/17/29	THB	200,000	5,382,573
3.30%, 6/17/38	THB	794,751	23,475,492
3.40%, 6/17/36	THB	205,000	6,113,559
3.65%, 6/20/31	THB	264,884	8,041,171
4.875%, 6/22/29	THB	183,489	5,816,095
			$ 58,275,563
Turkey — 0.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	171,300	$ 4,383,406
26.20%, 10/5/33	TRY	100,000	3,316,856
			$ 7,700,262
Ukraine — 0.2%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	98,529	$ 2,032,810
19.19%, 9/30/26	UAH	30,935	779,025
			$ 2,811,835
United Arab Emirates — 0.2%
Sharjah Sukuk Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,712,690
			$ 2,712,690
Uruguay — 2.4%
Uruguay Government International Bonds:
3.875%, 7/2/40(9)	UYU	262,608	$ 7,197,726
8.25%, 5/21/31	UYU	165,330	3,998,446
9.75%, 7/20/33	UYU	713,372	18,849,549
			$ 30,045,721
Uzbekistan — 1.1%
Republic of Uzbekistan International Bonds:
4.75%, 2/20/24(1)	USD	3,100	$ 3,099,092
14.00%, 7/19/24(1)	UZS	10,590,000	857,051
16.25%, 10/12/26(1)	UZS	117,030,000	9,468,435
			$ 13,424,578
Security	Principal Amount (000's omitted)		Value
Venezuela — 0.2%
Venezuela Government International Bonds:
7.00%, 3/31/38(1)(10)	USD	1,171	$ 179,377
7.65%, 4/21/25(1)(10)	USD	1,931	289,524
8.25%, 10/13/24(1)(10)	USD	2,926	432,488
9.00%, 5/7/23(1)(10)	USD	1,000	147,400
9.25%, 9/15/27(10)	USD	2,109	384,065
9.25%, 5/7/28(1)(10)	USD	2,263	383,334
9.375%, 1/13/34(10)	USD	349	62,456
11.75%, 10/21/26(1)(10)	USD	447	82,970
			$ 1,961,614
Vietnam — 0.2%
Vietnam Government International Bonds, 4.80%, 11/19/24(1)	USD	3,124	$ 3,092,760
			$ 3,092,760
Zambia — 0.4%
Zambia Government Bonds:
10.00%, 8/21/26	ZMW	3,355	$ 99,482
10.00%, 11/27/26	ZMW	3,725	106,104
11.00%, 1/25/26	ZMW	100,560	3,338,555
11.00%, 6/28/26	ZMW	4,262	134,380
11.00%, 9/20/26	ZMW	7,455	228,022
11.00%, 12/27/26	ZMW	21,670	637,578
12.00%, 6/28/28	ZMW	14,500	385,775
12.00%, 8/30/28	ZMW	1,500	39,348
12.00%, 11/29/28	ZMW	4,500	115,854
13.00%, 1/25/31	ZMW	7,100	172,145
			$ 5,257,243
Total Sovereign Government Bonds (identified cost $1,076,941,276)			$989,636,988

Short-Term Investments — 13.0%
Affiliated Fund — 8.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(11)	106,715,142	$106,715,142
Total Affiliated Fund (identified cost $106,715,142)		$106,715,142

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 1.6%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/29/23 with an interest rate of 5.15%, collateralized by MXN 72,463,688 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $3,938,623(12)	USD	3,566	$ 3,566,423
Dated 10/16/23 with an interest rate of 5.15%, collateralized by MXN 93,743,348 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $5,172,999(12)	USD	4,685	4,684,754
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 226,300,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $11,774,989(12)	MXN	204,020	11,853,718
Total Repurchase Agreements (identified cost $20,374,314)			$ 20,104,895

U.S. Treasury Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$6,700	$ 6,700,000
0.00%, 2/22/24(13)	6,500	6,480,070
0.00%, 2/29/24(13)	6,745	6,717,438
0.00%, 3/21/24(13)	6,700	6,652,009
0.00%, 4/18/24(13)	10,000	9,888,834
Total U.S. Treasury Obligations (identified cost $36,438,971)		$ 36,438,351
Total Short-Term Investments (identified cost $163,528,427)		$163,258,388

Total Purchased Options — 0.0%(3) (identified cost $412,230)	$ 363,345
Total Investments — 96.4% (identified cost $1,297,486,602)	$1,214,344,642

Securities Sold Short — (1.6)%
Sovereign Government Bonds — (1.6)%
Security	Principal Amount (000's omitted)		Value
Mexico — (1.6)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(226,300)	$(11,354,247)
Mexican Udibonos:
4.00%, 11/15/40(9)	MXN	(93,743)	(5,140,320)
4.00%, 11/3/50(9)	MXN	(72,464)	(3,913,362)
Total Sovereign Government Bonds (proceeds $19,762,163)			$(20,407,929)
Total Securities Sold Short (proceeds $19,762,163)			$(20,407,929)

Other Assets, Less Liabilities — 5.2%	$ 65,513,924
Net Assets — 100.0%	$1,259,450,637
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $151,334,748 or 12.0% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $81,516,852 or 6.5% of the Portfolio's net assets.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(10)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	$176,798
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	94,634
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	91,913
Total							$363,345
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	11,244,000	USD	2,286,845	3/4/24	$ (23,014)
BRL	292,723,018	USD	60,195,737	3/4/24	(1,259,798)
USD	10,939,053	BRL	53,195,006	3/4/24	228,936
CLP	1,350,000,000	USD	1,533,986	3/20/24	(87,225)
CLP	1,544,000,000	USD	1,779,267	3/20/24	(124,601)
CLP	20,913,276,480	USD	23,566,587	3/20/24	(1,154,357)
COP	209,312,715,850	USD	51,380,214	3/20/24	1,915,166
COP	20,000,000,000	USD	4,960,318	3/20/24	132,099
COP	8,810,000,000	USD	2,210,391	3/20/24	32,818
EUR	2,468,642	USD	2,677,319	3/20/24	(4,157)
EUR	7,805,923	USD	8,465,765	3/20/24	(13,143)
EUR	10,518,605	USD	11,610,006	3/20/24	(219,964)
EUR	17,380,000	USD	19,058,908	3/20/24	(239,023)
EUR	204,326,386	USD	225,527,112	3/20/24	(4,272,851)
IDR	33,980,000,000	USD	2,148,190	3/20/24	4,416
IDR	13,798,170,594	USD	882,405	3/20/24	(8,302)
IDR	21,972,000,000	USD	1,404,500	3/20/24	(12,591)
IDR	67,789,400,000	USD	4,308,192	3/20/24	(13,787)
IDR	27,753,000,000	USD	1,772,736	3/20/24	(14,606)
IDR	116,352,000,000	USD	7,391,652	3/20/24	(20,845)
IDR	21,890,738,088	USD	1,410,041	3/20/24	(23,281)
IDR	113,442,000,000	USD	7,210,908	3/20/24	(24,447)
IDR	113,443,000,000	USD	7,212,805	3/20/24	(26,281)
IDR	51,068,032,626	USD	3,291,193	3/20/24	(56,073)
IDR	701,392,664,599	USD	44,883,386	3/20/24	(450,716)
INR	190,940,000	USD	2,284,726	3/20/24	9,138
KRW	1,159,000,000	USD	872,465	3/20/24	(1,728)

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	1,074,400,000	USD	826,137	3/20/24	$ (18,959)
KRW	3,527,000,000	USD	2,713,922	3/20/24	(64,147)
KRW	3,222,000,000	USD	2,497,655	3/20/24	(77,021)
KRW	9,371,400,000	USD	7,205,942	3/20/24	(165,368)
KRW	30,758,000,000	USD	23,667,373	3/20/24	(559,409)
PEN	42,968,218	USD	11,351,338	3/20/24	(69,322)
PEN	13,530,600	USD	3,634,522	3/20/24	(81,839)
USD	6,171,943	CLP	5,477,057,685	3/20/24	302,319
USD	1,015,785	COP	4,013,700,000	3/20/24	(6,187)
USD	317,468	COP	1,293,302,166	3/20/24	(11,833)
USD	2,748,574	COP	11,197,140,625	3/20/24	(102,451)
USD	4,487,947	COP	18,283,000,000	3/20/24	(167,285)
USD	49,979,586	EUR	45,281,244	3/20/24	946,916
USD	38,532,653	EUR	34,910,383	3/20/24	730,042
USD	25,670,864	EUR	23,257,669	3/20/24	486,362
USD	22,318,629	EUR	20,220,561	3/20/24	422,850
USD	7,304,870	EUR	6,618,174	3/20/24	138,399
USD	6,075,053	EUR	5,503,967	3/20/24	115,098
USD	5,133,249	EUR	4,681,058	3/20/24	64,377
USD	1,990,168	EUR	1,803,082	3/20/24	37,706
USD	1,267,493	EUR	1,148,342	3/20/24	24,014
USD	776,358	EUR	703,376	3/20/24	14,709
USD	8,242,436	EUR	7,600,000	3/20/24	12,797
USD	10,394,018	IDR	162,448,100,000	3/20/24	103,059
USD	4,713,780	IDR	73,054,169,000	3/20/24	85,857
USD	8,088,354	IDR	126,396,714,013	3/20/24	81,223
USD	7,084,356	IDR	110,721,400,000	3/20/24	70,243
USD	5,512,861	IDR	86,149,471,041	3/20/24	55,360
USD	2,285,866	IDR	35,725,800,000	3/20/24	22,665
USD	1,778,804	IDR	27,797,370,594	3/20/24	17,863
USD	2,282,524	INR	190,940,000	3/20/24	(11,339)
USD	11,462,236	PEN	43,388,000	3/20/24	69,999
USD	9,512,324	PEN	36,007,000	3/20/24	58,091
USD	6,260,739	PEN	23,665,595	3/20/24	46,946
USD	4,337,909	PEN	16,418,987	3/20/24	26,833
USD	3,600,088	PEN	13,626,332	3/20/24	22,269
USD	2,622,342	PEN	9,929,000	3/20/24	15,319
USD	2,506,665	PEN	9,496,000	3/20/24	13,334
USD	2,176,261	PEN	8,240,000	3/20/24	12,713
USD	2,263,812	PEN	8,576,000	3/20/24	12,042
USD	1,564,657	PEN	5,914,405	3/20/24	11,733
USD	1,805,823	PEN	6,841,000	3/20/24	9,606
USD	1,452,197	PEN	5,497,000	3/20/24	8,868
USD	1,498,825	PEN	5,678,000	3/20/24	7,973

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,099,610	PEN	15,585,897	3/20/24	$ 7,275
USD	3,701,864	PEN	14,073,747	3/20/24	6,569
USD	549,568	PEN	2,080,113	3/20/24	3,399
USD	382,758	PEN	1,450,000	3/20/24	2,036
USD	332,250	PEN	1,258,000	3/20/24	1,941
USD	228,863	PEN	867,000	3/20/24	1,217
USD	625,621	PEN	2,378,487	3/20/24	1,110
BRL	276,005,000	USD	56,588,551	4/2/24	(1,206,452)
USD	13,693,152	BRL	66,704,000	4/2/24	308,585
USD	13,006,740	BRL	63,296,000	4/2/24	306,009
USD	19,803,624	BRL	98,156,662	4/2/24	107,886
USD	4,404,521	BRL	21,843,338	4/2/24	21,520
					$(3,454,697)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,253,690	UZS	15,620,984,000	ICBC Standard Bank plc	2/1/24	$ 9,806	$ —
UZS	15,620,984,000	USD	1,235,349	ICBC Standard Bank plc	2/1/24	8,536	—
EUR	5,100,000	USD	5,543,405	BNP Paribas	2/9/24	—	(30,238)
USD	7,993,471	EUR	7,350,458	Citibank, N.A.	2/9/24	47,528	—
USD	5,454,845	EUR	5,004,749	Citibank, N.A.	2/9/24	44,645	—
USD	3,292,249	EUR	3,008,393	Citibank, N.A.	2/9/24	40,136	—
USD	2,066,067	EUR	1,895,328	HSBC Bank USA, N.A.	2/9/24	17,192	—
USD	3,169,591	EUR	2,915,255	Standard Chartered Bank	2/9/24	18,162	—
UZS	15,719,811,503	USD	1,235,349	ICBC Standard Bank plc	2/12/24	11,403	—
MYR	76,581,000	USD	16,524,826	Barclays Bank PLC	2/13/24	—	(314,012)
MYR	84,436,000	USD	18,233,567	Barclays Bank PLC	2/13/24	—	(359,992)
USD	4,413,492	MYR	20,438,000	Barclays Bank PLC	2/13/24	87,137	—
USD	3,998,231	MYR	18,529,000	Barclays Bank PLC	2/13/24	75,976	—
UZS	19,943,560,497	USD	1,569,988	ICBC Standard Bank plc	2/15/24	10,029	—
HUF	733,454,231	EUR	1,915,504	UBS AG	2/20/24	—	(10,249)
HUF	2,230,072,830	EUR	5,851,827	UBS AG	2/20/24	—	(61,145)
SGD	13,000,000	USD	9,742,279	Citibank, N.A.	2/26/24	—	(41,119)
SGD	5,000,000	USD	3,775,078	Citibank, N.A.	2/26/24	—	(43,862)
SGD	7,700,000	USD	5,809,589	Goldman Sachs International	2/26/24	—	(63,517)
SGD	4,890,000	USD	3,661,133	Standard Chartered Bank	2/26/24	—	(12,005)
SGD	15,170,000	USD	11,365,697	Standard Chartered Bank	2/26/24	—	(45,189)
SGD	13,000,000	USD	9,746,801	Standard Chartered Bank	2/26/24	—	(45,641)
UZS	10,698,454,000	USD	842,398	Goldman Sachs International	2/26/24	1,809	—
HUF	654,869,850	EUR	1,671,077	Goldman Sachs International	2/29/24	30,719	—

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	2,149,534,827	EUR	5,536,328	UBS AG	2/29/24	$ 45,424	$ —
HUF	553,041,295	EUR	1,423,493	Goldman Sachs International	3/1/24	12,442	—
TRY	231,768,945	USD	7,426,599	Standard Chartered Bank	3/8/24	—	(34,954)
USD	5,344,706	TRY	166,800,000	Standard Chartered Bank	3/8/24	25,070	—
CNH	4,000,000	USD	563,333	BNP Paribas	3/20/24	—	(5,293)
CNH	42,700,000	USD	6,013,576	BNP Paribas	3/20/24	—	(56,499)
CNH	132,100,000	USD	18,604,062	BNP Paribas	3/20/24	—	(174,790)
CNH	8,200,000	USD	1,154,831	Goldman Sachs International	3/20/24	—	(10,849)
CNH	87,300,000	USD	12,294,720	Goldman Sachs International	3/20/24	—	(115,497)
CNH	269,720,000	USD	37,985,474	Goldman Sachs International	3/20/24	—	(356,836)
CNH	7,800,000	USD	1,099,017	Standard Chartered Bank	3/20/24	—	(10,839)
CNH	18,860,000	USD	2,642,260	Standard Chartered Bank	3/20/24	—	(11,101)
CNH	83,916,617	USD	11,823,821	Standard Chartered Bank	3/20/24	—	(116,614)
CNH	259,351,267	USD	36,542,501	Standard Chartered Bank	3/20/24	—	(360,405)
CZK	133,000,000	EUR	5,408,536	Bank of America, N.A.	3/20/24	—	(74,320)
CZK	44,500,000	EUR	1,789,255	Citibank, N.A.	3/20/24	—	(2,811)
CZK	1,707,854,070	EUR	69,654,312	UBS AG	3/20/24	—	(1,174,450)
EUR	39,466,560	CZK	967,680,585	UBS AG	3/20/24	665,451	—
EUR	21,898,805	HUF	8,467,381,154	UBS AG	3/20/24	—	(18,149)
EUR	1,880,356	PLN	8,268,834	HSBC Bank USA, N.A.	3/20/24	—	(27,751)
EUR	45,289,965	RON	226,190,134	Citibank, N.A.	3/20/24	—	(56,898)
EUR	428,913	RON	2,142,895	Goldman Sachs International	3/20/24	—	(710)
EUR	1,138,594	RON	5,692,935	Goldman Sachs International	3/20/24	—	(2,839)
HUF	1,650,000,000	EUR	4,275,205	Citibank, N.A.	3/20/24	—	(5,001)
HUF	2,481,301,859	EUR	6,479,999	HSBC Bank USA, N.A.	3/20/24	—	(62,598)
HUF	16,329,462,990	EUR	42,232,153	UBS AG	3/20/24	35,000	—
MXN	138,500,000	USD	7,937,000	Bank of America, N.A.	3/20/24	47,308	—
MXN	2,784,628,318	USD	157,534,048	Standard Chartered Bank	3/20/24	2,995,422	—
MXN	128,907,000	USD	7,320,161	Standard Chartered Bank	3/20/24	111,126	—
MXN	73,302,000	USD	4,197,258	Standard Chartered Bank	3/20/24	28,488	—
MXN	50,000,000	USD	2,900,786	Standard Chartered Bank	3/20/24	—	(18,365)
MXN	88,000,000	USD	5,045,578	State Street Bank and Trust Company	3/20/24	27,484	—
MYR	11,500,000	USD	2,480,052	Barclays Bank PLC	3/20/24	—	(35,651)
MYR	133,537,422	USD	28,533,027	Barclays Bank PLC	3/20/24	—	(148,766)
MYR	65,763,350	USD	14,153,918	Barclays Bank PLC	3/20/24	—	(175,483)
MYR	6,700,000	USD	1,432,114	Goldman Sachs International	3/20/24	—	(7,984)
PLN	12,000,000	EUR	2,759,545	BNP Paribas	3/20/24	7,018	—
PLN	5,300,000	EUR	1,218,152	HSBC Bank USA, N.A.	3/20/24	3,800	—
PLN	24,000,000	EUR	5,539,973	HSBC Bank USA, N.A.	3/20/24	—	(8,578)
PLN	6,200,000	EUR	1,424,476	JPMorgan Chase Bank, N.A.	3/20/24	5,021	—
PLN	349,789,920	EUR	80,073,694	UBS AG	3/20/24	599,496	—
PLN	16,122,277	EUR	3,690,702	UBS AG	3/20/24	27,632	—
PLN	6,500,000	EUR	1,487,976	UBS AG	3/20/24	11,140	—
RON	186,791,000	EUR	37,401,092	Citibank, N.A.	3/20/24	46,987	—

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	7,100,000	EUR	1,422,907	UBS AG	3/20/24	$ 404	$ —
THB	911,000,000	USD	25,737,517	Standard Chartered Bank	3/20/24	34,879	—
THB	31,000,000	USD	895,821	Standard Chartered Bank	3/20/24	—	(18,824)
THB	651,567,013	USD	18,694,289	Standard Chartered Bank	3/20/24	—	(261,311)
THB	669,710,000	USD	19,228,130	Standard Chartered Bank	3/20/24	—	(281,882)
THB	725,580,000	USD	20,826,707	Standard Chartered Bank	3/20/24	—	(299,884)
TRY	64,681,680	USD	2,071,487	Standard Chartered Bank	3/20/24	—	(35,262)
USD	8,126,074	CNH	57,700,000	BNP Paribas	3/20/24	76,347	—
USD	4,886,911	CNH	34,700,000	BNP Paribas	3/20/24	45,914	—
USD	1,168,915	CNH	8,300,000	BNP Paribas	3/20/24	10,982	—
USD	16,604,210	CNH	117,900,000	Goldman Sachs International	3/20/24	155,980	—
USD	9,985,059	CNH	70,900,000	Goldman Sachs International	3/20/24	93,800	—
USD	2,380,078	CNH	16,900,000	Goldman Sachs International	3/20/24	22,358	—
USD	7,587,467	CNH	54,000,000	HSBC Bank USA, N.A.	3/20/24	53,926	—
USD	4,566,531	CNH	32,500,000	HSBC Bank USA, N.A.	3/20/24	32,456	—
USD	1,124,069	CNH	8,000,000	HSBC Bank USA, N.A.	3/20/24	7,989	—
USD	15,963,298	CNH	113,295,515	Standard Chartered Bank	3/20/24	157,440	—
USD	9,596,990	CNH	68,112,234	Standard Chartered Bank	3/20/24	94,652	—
USD	11,373,477	CNH	80,900,000	Standard Chartered Bank	3/20/24	87,118	—
USD	2,297,549	CNH	16,306,280	Standard Chartered Bank	3/20/24	22,660	—
USD	1,221,145	MXN	21,491,654	BNP Paribas	3/20/24	—	(17,815)
USD	4,331,816	MXN	76,238,200	BNP Paribas	3/20/24	—	(63,197)
USD	8,498,312	MXN	148,091,586	Citibank, N.A.	3/20/24	—	(38,936)
USD	4,035,816	MXN	69,500,000	JPMorgan Chase Bank, N.A.	3/20/24	29,250	—
USD	57,290,472	MXN	1,012,703,123	Standard Chartered Bank	3/20/24	—	(1,090,280)
USD	414,457	MXN	7,131,412	State Street Bank and Trust Company	3/20/24	3,342	—
USD	7,953,987	MYR	36,956,610	Barclays Bank PLC	3/20/24	98,615	—
USD	16,838,708	MYR	78,806,837	Barclays Bank PLC	3/20/24	87,794	—
USD	1,998,717	PEN	7,573,000	Standard Chartered Bank	3/20/24	10,301	—
USD	5,485,198	THB	191,180,000	Standard Chartered Bank	3/20/24	76,673	—
USD	5,064,930	THB	176,410,000	Standard Chartered Bank	3/20/24	74,251	—
USD	4,926,926	THB	171,651,524	Standard Chartered Bank	3/20/24	70,865	—
USD	3,701,643	THB	128,900,000	Standard Chartered Bank	3/20/24	55,032	—
USD	5,708,330	THB	199,900,000	Standard Chartered Bank	3/20/24	53,113	—
USD	5,642,829	THB	197,617,500	Standard Chartered Bank	3/20/24	52,185	—
USD	2,239,597	THB	78,182,500	Standard Chartered Bank	3/20/24	27,797	—
USD	6,752,214	THB	239,000,000	Standard Chartered Bank	3/20/24	—	(9,151)
USD	2,006,862	TRY	64,681,680	Standard Chartered Bank	3/20/24	—	(29,363)
USD	3,503,615	UYU	142,450,000	Bank of America, N.A.	3/20/24	—	(125,365)
USD	10,268,070	ZAR	191,000,000	Bank of America, N.A.	3/20/24	106,511	—
USD	6,905,773	ZAR	130,684,730	BNP Paribas	3/20/24	—	(46,901)
USD	17,234,552	ZAR	326,146,386	BNP Paribas	3/20/24	—	(117,049)
USD	4,651,014	ZAR	89,299,462	Citibank, N.A.	3/20/24	—	(99,886)
USD	11,607,410	ZAR	222,862,282	Citibank, N.A.	3/20/24	—	(249,282)

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,485,266	ZAR	295,633,079	Credit Agricole Corporate and Investment Bank	3/20/24	$ —	$ (242,970)
USD	38,646,163	ZAR	737,803,568	Credit Agricole Corporate and Investment Bank	3/20/24	—	(606,374)
USD	5,315,092	ZAR	102,170,964	Goldman Sachs International	3/20/24	—	(120,596)
USD	4,683,987	ZAR	90,021,072	HSBC Bank USA, N.A.	3/20/24	—	(105,304)
USD	11,689,700	ZAR	224,663,179	HSBC Bank USA, N.A.	3/20/24	—	(262,803)
USD	13,920,406	ZAR	266,322,425	UBS AG	3/20/24	—	(248,448)
USD	34,740,785	ZAR	664,653,752	UBS AG	3/20/24	—	(620,044)
USD	236,622	ZMW	5,986,547	Goldman Sachs International	3/20/24	16,728	—
UYU	42,680,000	USD	1,077,778	Citibank, N.A.	3/20/24	9,515	—
UYU	49,890,000	USD	1,265,120	Citibank, N.A.	3/20/24	5,851	—
UYU	49,880,000	USD	1,264,866	Citibank, N.A.	3/20/24	5,850	—
ZAR	177,842,665	USD	9,397,739	BNP Paribas	3/20/24	63,825	—
ZAR	22,431,724	USD	1,185,359	BNP Paribas	3/20/24	8,050	—
ZAR	42,000,000	USD	2,247,090	BNP Paribas	3/20/24	—	(12,611)
ZAR	123,610,857	USD	6,438,065	Citibank, N.A.	3/20/24	138,265	—
ZAR	15,591,336	USD	812,049	Citibank, N.A.	3/20/24	17,440	—
ZAR	402,313,069	USD	21,073,165	Credit Agricole Corporate and Investment Bank	3/20/24	330,646	—
ZAR	50,744,718	USD	2,658,009	Credit Agricole Corporate and Investment Bank	3/20/24	41,705	—
ZAR	120,417,973	USD	6,265,602	HSBC Bank USA, N.A.	3/20/24	140,861	—
ZAR	15,188,609	USD	790,295	HSBC Bank USA, N.A.	3/20/24	17,767	—
ZAR	31,700,000	USD	1,688,670	HSBC Bank USA, N.A.	3/20/24	—	(2,171)
ZAR	14,100,000	USD	754,140	JPMorgan Chase Bank, N.A.	3/20/24	—	(3,994)
ZAR	362,425,588	USD	18,943,622	UBS AG	3/20/24	338,101	—
ZAR	45,713,613	USD	2,389,405	UBS AG	3/20/24	42,645	—
BRL	10,020,000	USD	2,009,756	Citibank, N.A.	4/2/24	819	—
HUF	5,058,691,682	EUR	13,169,904	Bank of America, N.A.	4/11/24	—	(120,348)
HUF	1,086,152,721	EUR	2,841,368	BNP Paribas	4/11/24	—	(40,641)
HUF	1,086,152,720	EUR	2,839,466	HSBC Bank USA, N.A.	4/11/24	—	(38,580)
UZS	8,143,221,557	USD	632,483	JPMorgan Chase Bank, N.A.	4/19/24	20,691	—
UZS	25,172,105,000	USD	1,925,209	ICBC Standard Bank plc	5/14/24	4,136	—
UZS	13,095,620,000	USD	1,004,111	ICBC Standard Bank plc	5/14/24	—	(383)
UZS	17,202,441,000	USD	1,326,735	ICBC Standard Bank plc	5/14/24	—	(8,234)
NGN	250,679,285	USD	294,917	JPMorgan Chase Bank, N.A.	6/20/24	—	(137,451)
TRY	229,146,000	USD	6,735,284	Standard Chartered Bank	6/20/24	—	(181,257)
NGN	1,316,619,858	USD	1,595,903	Societe Generale	6/21/24	—	(769,196)
TRY	31,652,538	USD	936,473	Standard Chartered Bank	6/21/24	—	(32,058)
USD	901,518	TRY	31,652,538	Standard Chartered Bank	6/21/24	—	(2,897)
NGN	684,364,061	USD	805,141	Standard Chartered Bank	6/24/24	—	(375,955)
NGN	704,894,982	USD	805,141	Standard Chartered Bank	6/26/24	—	(363,441)
NGN	664,421,370	USD	746,547	Standard Chartered Bank	7/3/24	—	(331,396)
NGN	715,710,229	USD	795,234	Societe Generale	7/8/24	—	(348,946)
UZS	43,293,543,400	USD	3,264,973	ICBC Standard Bank plc	7/22/24	62,968	—

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	15,640,766,000	USD	1,175,114	ICBC Standard Bank plc	7/22/24	$ 27,180	$ —
UZS	64,679,524,000	USD	4,785,758	ICBC Standard Bank plc	8/30/24	—	(5,979)
UZS	27,151,171,000	USD	2,008,223	JPMorgan Chase Bank, N.A.	8/30/24	—	(1,767)
USD	425,197	AMD	169,568,504	Citibank, N.A.	9/6/24	16,162	—
USD	1,260,027	AMD	511,886,000	Citibank, N.A.	9/16/24	26,899	—
EUR	2,509,535	PLN	11,900,000	Goldman Sachs International	9/20/24	—	(219,835)
TRY	36,665,785	USD	1,007,891	Standard Chartered Bank	9/20/24	—	(49,683)
TRY	36,665,785	USD	1,008,235	Standard Chartered Bank	9/20/24	—	(50,026)
TRY	91,504,000	USD	2,495,357	Standard Chartered Bank	9/20/24	—	(104,028)
TRY	156,911,000	USD	4,284,165	Standard Chartered Bank	9/20/24	—	(183,517)
USD	4,096,723	TRY	156,911,000	Standard Chartered Bank	9/20/24	—	(3,925)
TRY	42,655,000	USD	1,148,656	Standard Chartered Bank	9/23/24	—	(37,111)
USD	1,112,450	TRY	42,655,000	Standard Chartered Bank	9/23/24	904	—
UZS	10,493,460,710	USD	771,578	JPMorgan Chase Bank, N.A.	10/22/24	9,740	—
UZS	10,532,039,610	USD	771,578	JPMorgan Chase Bank, N.A.	10/24/24	13,151	—
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	3,915	—
TRY	394,266,450	USD	10,128,956	Standard Chartered Bank	12/16/24	—	(634,294)
UZS	16,001,091,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/6/25	—	(124)
UZS	17,381,356,000	USD	1,235,349	ICBC Standard Bank plc	1/23/25	—	(1,366)
UZS	23,706,120,153	USD	1,696,323	ICBC Standard Bank plc	1/23/25	—	(13,316)
TRY	237,580,198	USD	5,470,334	Standard Chartered Bank	1/29/25	26,846	—
						$8,130,681	$(13,166,457)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/8/24	COP	18,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	$ 4,699,568	$ 276,668
2/8/24	COP	18,000,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,622,526	452,393
3/1/24	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,612,318	192,810
3/1/24	COP	72,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	18,490,103	176,784
3/1/24	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,206,068	486,656
3/1/24	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,875,314	(160,082)
3/8/24	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,622,526	69,389
						$1,494,618
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	3/7/24	$ (1,537,145)	$ (18,286)
Euro-Bund	(17)	Short	3/7/24	(2,495,823)	(27,925)
Euro-Buxl	(11)	Short	3/7/24	(1,635,272)	(119)
U.S. 5-Year Treasury Note	(122)	Short	3/28/24	(13,223,656)	(285,938)
U.S. 10-Year Treasury Note	(4)	Short	3/19/24	(449,313)	(13,982)
					$(346,250)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	383,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (109,673)	$ —	$ (109,673)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,533,591	—	2,533,591
BRL	73,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(22,246)	—	(22,246)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(28,958)	—	(28,958)
BRL	44,130	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.88% (pays upon termination)	1/2/25	49,778	—	49,778
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.96% (pays upon termination)	1/2/25	187,582	—	187,582
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.07% (pays upon termination)	1/2/25	135,171	—	135,171
BRL	42,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.70% (pays upon termination)	1/4/27	(18,352)	—	(18,352)
BRL	29,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.74% (pays upon termination)	1/4/27	(10,410)	—	(10,410)
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.88% (pays upon termination)	1/4/27	28,244	—	28,244
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.02% (pays upon termination)	1/4/27	(111,692)	—	(111,692)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.44% (pays upon termination)	1/4/27	50,827	—	50,827

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	$ 696,032	$ —	$ 696,032
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	728,545	—	728,545
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(155,585)	—	(155,585)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(28,349)	—	(28,349)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(157,454)	—	(157,454)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(333,509)	—	(333,509)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(356,670)	—	(356,670)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(154,261)	—	(154,261)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(228,743)	—	(228,743)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(29,079)	—	(29,079)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(133,454)	—	(133,454)
CLP	20,798,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	(35,236)	—	(35,236)
CLP	6,236,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	(71,788)	—	(71,788)
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	916,168	—	916,168
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	125,849	—	125,849
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	465,776	—	465,776
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	93,981	—	93,981
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	188,592	—	188,592

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	$ 48,952	$ —	$ 48,952
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	119,797	—	119,797
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	50,329	—	50,329
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	216,136	—	216,136
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	148,841	—	148,841
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	65,241	—	65,241
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	38,073	—	38,073
CNY	23,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	40,098	—	40,098
CNY	31,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/20/28	56,030	—	56,030
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	20,576	—	20,576
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	133,189	—	133,189
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	47,649	—	47,649
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	141,566	—	141,566
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	134,373	—	134,373
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	112,894	—	112,894
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(295,910)	—	(295,910)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(12,454)	—	(12,454)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(471,873)	—	(471,873)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	601,113	—	601,113

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	$ (866,189)	$ —	$ (866,189)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	435,062	—	435,062
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	145,500	—	145,500
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	141,020	—	141,020
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	39,497	—	39,497
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	84,426	—	84,426
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	104,590	—	104,590
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	131,187	—	131,187
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	149,105	—	149,105
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	927	—	927
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(142,071)	—	(142,071)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(761,864)	—	(761,864)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	1,852,941	—	1,852,941
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(316,038)	—	(316,038)
INR	841,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	78,668	—	78,668
INR	1,743,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	172,603	—	172,603
INR	2,479,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	246,319	—	246,319
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	7,740	—	7,740
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	5,909	—	5,909
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	5,437	—	5,437
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	4,688	—	4,688
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	1,235	—	1,235
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	8,034	—	8,034

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	$ 8,567	$ —	$ 8,567
KRW	2,183,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	27,142	—	27,142
KRW	2,228,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	44,293	—	44,293
KRW	4,502,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	100,432	—	100,432
KRW	2,073,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	46,379	—	46,379
KRW	1,773,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	40,127	—	40,127
KRW	2,101,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	51,631	—	51,631
KRW	543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	28,862	—	28,862
KRW	1,075,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	57,986	—	57,986
KRW	2,170,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.27% (pays quarterly)	3/20/34	10,023	—	10,023
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(29,400)	—	(29,400)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	261,121	—	261,121
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	72,111	—	72,111
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	154,301	—	154,301
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(95,038)	—	(95,038)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(248,163)	—	(248,163)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	272,461	—	272,461
MXN	574,470	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	6,666	—	6,666

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	1,577,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	$ (30,071)	$ —	$ (30,071)
MXN	1,391,420	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(41,160)	—	(41,160)
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,435,630)	—	(1,435,630)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	299,844	—	299,844
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,183,336)	—	(1,183,336)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(481,473)	—	(481,473)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(702,446)	—	(702,446)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(550,720)	—	(550,720)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(613,450)	—	(613,450)
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	(4,752)	—	(4,752)
MXN	115,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.52% (pays monthly)	12/8/28	(62,379)	—	(62,379)
MXN	82,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.67% (pays monthly)	1/11/29	11,340	—	11,340
MXN	54,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.69% (pays monthly)	1/18/29	(2,372)	—	(2,372)
MXN	99,960	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	21,593	—	21,593
MXN	96,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	43,394	—	43,394
MXN	59,530	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(52,289)	—	(52,289)
MXN	61,510	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(40,751)	—	(40,751)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(50,250)	—	(50,250)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(36,849)	—	(36,849)

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	$ (32,010)	$ —	$ (32,010)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(41,717)	—	(41,717)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(104,185)	—	(104,185)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(301,134)	—	(301,134)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(117,758)	—	(117,758)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(87,041)	—	(87,041)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(436,761)	—	(436,761)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(261,666)	—	(261,666)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(252,682)	—	(252,682)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(863,348)	—	(863,348)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,069,883	—	1,069,883
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	1,908,329	—	1,908,329
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(50,187)	—	(50,187)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(338,945)	—	(338,945)
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(304,674)	—	(304,674)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,185,152)	—	(1,185,152)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays annually)	3/15/28	254,817	—	254,817
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,127,324)	—	(1,127,324)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	214,270	—	214,270
PLN	46,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(835,037)	—	(835,037)
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(61,223)	—	(61,223)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	157,308	—	157,308
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(315,417)	—	(315,417)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(91,602)	—	(91,602)

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	$ 467,411	$ —	$ 467,411
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	163,057	—	163,057
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(357,747)	—	(357,747)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(359,787)	—	(359,787)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	157,353	—	157,353
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	48,009	—	48,009
Total						$(249,193)	$ —	$(249,193)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (60,012)
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	(455)
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(306,585)
Total							$(367,052)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$(351)	$(1,012)	$(1,363)
Total				$(351)	$(1,012)	$(1,363)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguay Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$5,404,935	$5,506,728
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	6,006,255	6,105,233
Total				$11,411,190	$11,611,961
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign government bonds having an aggregate market value of $12,618,837.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $106,715,142, which represents 8.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$97,178,009	$186,538,344	$(177,001,211)	$ —	$ —	$106,715,142	$1,509,566	106,715,142
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 33,291,374	$ —	$ 33,291,374
Loan Participation Notes	—	—	27,794,547	27,794,547
Sovereign Government Bonds	—	989,636,988	—	989,636,988
Short-Term Investments:
Affiliated Fund	106,715,142	—	—	106,715,142
Repurchase Agreements	—	20,104,895	—	20,104,895
U.S. Treasury Obligations	—	36,438,351	—	36,438,351
Purchased Currency Options	—	363,345	—	363,345
Total Investments	$106,715,142	$1,079,834,953	$27,794,547	$1,214,344,642
Forward Foreign Currency Exchange Contracts	$ —	$ 15,268,386	$ —	$ 15,268,386
Non-Deliverable Bond Forward Contracts	—	1,654,700	—	1,654,700
Swap Contracts	—	17,788,591	—	17,788,591
Total	$106,715,142	$1,114,546,630	$27,794,547	$1,249,056,319
Liability Description
Securities Sold Short	$ —	$ (20,407,929)	$ —	$ (20,407,929)
Forward Foreign Currency Exchange Contracts	—	(23,758,859)	—	(23,758,859)
Non-Deliverable Bond Forward Contracts	—	(160,082)	—	(160,082)
Futures Contracts	(346,250)	—	—	(346,250)
Swap Contracts	—	(18,405,187)	—	(18,405,187)
Total	$ (346,250)	$ (62,732,057)	$ —	$ (63,078,307)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$25,557,142
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	2,118,283
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	119,122
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of January 31, 2024	$27,794,547
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$ 2,118,283

Emerging Markets Local Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$27,794,547	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.41% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.